Leases (Lease Assets and Liabilities Recorded in Consolidated Balance Sheets) (Detail) - USD ($) $ in Millions		Mar. 31, 2019	Jan. 01, 2019
Lessee Lease Disclosure [Line Items]
Operating lease assets		$ 486	$ 504
Finance lease assets	[1]	79
Total lease assets		565
Operating lease liabilities - current	[2]	62
Finance lease liabilities - current	[3]	14
Total lease liabilities - current		76
Operating lease liabilities - noncurrent		418
Finance lease liabilities - noncurrent	[4]	66
Total lease liabilities - noncurrent		484
Total lease liabilities		560
Virginia Electric and Power Company
Lessee Lease Disclosure [Line Items]
Operating lease assets		202	209
Finance lease assets	[1]	8
Total lease assets		210
Operating lease liabilities - current	[2]	33
Finance lease liabilities - current	[3]	2
Total lease liabilities - current		35
Operating lease liabilities - noncurrent		169
Finance lease liabilities - noncurrent	[4]	5
Total lease liabilities - noncurrent		174
Total lease liabilities		209
Dominion Energy Gas Holdings, LLC
Lessee Lease Disclosure [Line Items]
Operating lease assets		41	$ 64
Finance lease assets	[1]	1
Total lease assets	[5]	42
Operating lease liabilities - current	[2]	6
Finance lease liabilities - current	[3]	0
Total lease liabilities - current		6
Operating lease liabilities - noncurrent		33
Finance lease liabilities - noncurrent	[4]	2
Total lease liabilities - noncurrent		35
Total lease liabilities	[5]	$ 41

[1]	Included in property, plant and equipment in the Companies’ Consolidated Balance Sheets, net of $29 million, $2 million and $1 million of accumulated amortization at Dominion Energy, Virginia Power and Dominion Energy Gas, respectively, at March 31, 2019.
[2]	Included in other current liabilities in the Companies' Consolidated Balance Sheets.
[3]	Included in securities due within one year in the Companies' Consolidated Balance Sheets.
[4]	Included in long-term debt in the Companies' Consolidated Balance Sheets.
[5]	Excludes $25 million of lease assets recorded in assets of discontinued operations and $25 million of lease liabilities recorded in liabilities of discontinued operations.